Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments by Category
Schedule of financial instruments by category
	December 31, 2021	December 31, 2020
Assets - Amortized cost
Cash and cash equivalents	309,893	311,156
Marketable Securities	166,349	491,102
Trade receivables	505,514	492,234
Other receivables	2,105	124
Related parties – other receivables	501	2,070
	984,362	1,296,686
Liabilities - Amortized cost
Bonds and financing	831,226	793,341
Lease liabilities	160,542	173,103
Reverse Factoring	97,619	110,513
Suppliers	167,168	168,941
Accounts payable for business combination	532,313	48,055
Other liabilities - related parties	39,271	135,307
Loans from related parties	-	20,884
	1,828,139	1,450,144